Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Entity Registrant Name	GERDAU S.A.
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14878
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Dra. Ruth Cardoso
Entity Address, Address Line Two	8,501 – 8° floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05425-070
Title of 12(b) Security	Preferred Shares, no par value per share, each represented by AmericanDepositary Shares
Trading Symbol	GGB
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	600,526,442
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001073404
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1351
Auditor Name	PricewaterhouseCoopersAuditores Independentes Ltda.
Auditor Location	Porto Alegre, Brazil